Loss per share (Details) - shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Loss per share
Issued common shares, beginning of year	75,200	26,744	3,682
Effect of shares issued from:
Debt settlements	5,017	160	213
2025 Private Placement	30,345
2025 U.S Public Offerings	127,028
Exercise of warrants	372,579	3,797	1
April 2024 U.S. Public Offering		1,663
June 2024 U.S. Public Offering		4,074
August 2024 U.S. Public Offering		2,944
December 2022 U.S. IPO and Canadian Offering			12,417
Over-allotment Pre-Funded Warrants			765
July 2023 Private Placement			1,428
July 2023 Pre-Funded Warrants			861
Conversion of stock units			56
Exercise of options			12
Weighted average number of basic common shares	610,169	39,382	19,435
Dilutive securities:
Weighted average number of dilutive common shares	610,169	39,382	19,435